RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Purchases [Member] CNY	Sep. 30, 2011 Purchases [Member] CNY	Sep. 30, 2010 Purchases [Member] CNY	Sep. 30, 2012 Technology Usage Fees [Member] CNY	Sep. 30, 2011 Technology Usage Fees [Member] CNY	Sep. 30, 2010 Technology Usage Fees [Member] CNY	Sep. 30, 2012 Sale Of Plant and Equipment [Member] CNY	Sep. 30, 2011 Sale Of Plant and Equipment [Member] CNY	Sep. 30, 2012 Jinong [Member] Dividend Paid [Member] CNY	Sep. 30, 2011 Jinong [Member] Dividend Paid [Member] CNY	Sep. 30, 2010 Jinong [Member] Dividend Paid [Member] CNY	Sep. 30, 2012 Jinong [Member] Rental Expense Paid For Plant and Equipment [Member] CNY	Sep. 30, 2011 Jinong [Member] Rental Expense Paid For Plant and Equipment [Member] CNY	Sep. 30, 2010 Jinong [Member] Rental Expense Paid For Plant and Equipment [Member] CNY	Sep. 30, 2012 Jinong [Member] Sales [Member] CNY	Sep. 30, 2011 Jinong [Member] Sales [Member] CNY	Sep. 30, 2010 Jinong [Member] Sales [Member] CNY	Sep. 30, 2012 Jinong [Member] Purchases [Member] CNY	Sep. 30, 2011 Jinong [Member] Purchases [Member] CNY	Sep. 30, 2010 Jinong [Member] Purchases [Member] CNY	Sep. 30, 2012 Jinong [Member] Purchase Of Plant and Equipment [Member] USD ($)	Sep. 30, 2011 Jinong [Member] Purchase Of Plant and Equipment [Member] CNY	Sep. 30, 2010 Jinong [Member] Purchase Of Plant and Equipment [Member] CNY	Sep. 30, 2012 Biocentury [Member] Purchases [Member] CNY	Sep. 30, 2011 Biocentury [Member] Purchases [Member] CNY	Sep. 30, 2010 Biocentury [Member] Purchases [Member] CNY	Sep. 30, 2012 Biocentury [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Biocentury [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Biocentury [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Liyu [Member] Dividend Income [Member] CNY	Sep. 30, 2011 Liyu [Member] Dividend Income [Member] CNY	Sep. 30, 2010 Liyu [Member] Dividend Income [Member] CNY	Sep. 30, 2012 Liyu [Member] Purchases [Member] CNY	Sep. 30, 2011 Liyu [Member] Purchases [Member] CNY	Sep. 30, 2010 Liyu [Member] Purchases [Member] CNY	Sep. 30, 2012 Liyu [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Liyu [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Liyu [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Xinjiang Jinbo Seed Limited [Member] Purchases [Member] CNY	Sep. 30, 2011 Xinjiang Jinbo Seed Limited [Member] Purchases [Member] CNY	Sep. 30, 2010 Xinjiang Jinbo Seed Limited [Member] Purchases [Member] CNY	Sep. 30, 2012 Henan Agriculture University [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Henan Agriculture University [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Henan Agriculture University [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Non-Controlling Interests Of Denong [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Denong [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Non-Controlling Interests Of Denong [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Holding Company Of Jinong [Member] Research and Development Expense [Member] CNY	Sep. 30, 2011 Holding Company Of Jinong [Member] Research and Development Expense [Member] CNY	Sep. 30, 2010 Holding Company Of Jinong [Member] Research and Development Expense [Member] CNY
Related Party Transaction, Amounts of Transaction	28,772	90	362	9,541	6,555	6,444	0	0	0	10,050	5,025	0	468	935	8,319	2,000	0	25,984	0	6	$ 0	0	150	0	0	116	0	0	306	2,100	2,467	1,200	0	90	240	9,541	5,953	5,471	2,788	0	0	0	0	68	0	602	599	0	5,000	5,000